Goodwill - Summary of Goodwill (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 49,974,446	$ 1,670,827	$ 9,934,494	$ 10,490,309
Impairment losses recognized				(425,117)
Acquisition through business combinations	264,977	8,859	39,990,231
Effect of foreign currency exchange differences	(40,987)	(1,370)	49,721	(130,698)
Ending balance	50,198,436	1,678,316	49,974,446	9,934,494
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	52,388,559	1,751,540	12,348,607	12,479,305
Acquisition through business combinations	264,977	8,859	39,990,231
Effect of foreign currency exchange differences	(40,987)	(1,370)	49,721	(130,698)
Ending balance	52,612,549	1,759,029	52,388,559	12,348,607
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,414,113	80,713	2,414,113	1,988,996
Impairment losses recognized				425,117
Acquisition through business combinations		0
Effect of foreign currency exchange differences		0
Ending balance	$ 2,414,113	$ 80,713	$ 2,414,113	$ 2,414,113